Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings		$ 57,703	$ 195,137
Items that will not be reclassified to net earnings
Gain on long-term investments - common shares held		18,552	44,845
Deferred income tax expense		(1,091)	(846)
Total other comprehensive income	[1]	17,461	43,999
Total comprehensive income		$ 75,164	$ 239,136

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.